CAPITAL STOCK - Disclosure of share capital, reserves and other equity interest (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Stock [Line Items]
Beginning Balance	$ 53,551,138	$ 13,612,646
Share-based compensation, stock options	5,892,457	2,981,855
Stock options exercised, reallocated to capital stock	1,057,600	109,600
Ending Balance	122,530,236	53,551,138
Share-based payment reserve [Member]
Disclosure Of Capital Stock [Line Items]
Beginning Balance	6,196,165	3,278,378
Share-based compensation, stock options	5,892,457	2,981,855
Stock options exercised, reallocated to capital stock	(635,357)	(64,068)
Stock options forfeited, reallocated to deficit	(83,969)	0
Ending Balance	$ 11,369,296	$ 6,196,165